Annual Total Returns [BarChart] - Brighthouse Small Cap Value Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(8.70%)
Annual Return 2012	18.28%
Annual Return 2013	32.81%
Annual Return 2014	1.96%
Annual Return 2015	(5.20%)
Annual Return 2016	31.56%
Annual Return 2017	11.98%
Annual Return 2018	(14.97%)
Annual Return 2019	29.06%
Annual Return 2020	(0.32%)